RETIREMENT-RELATED BENEFITS - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement-Related Benefits
Percentage of Co-sponsored plan assets	78.00%
Defined Benefit Pension Plans
Retirement-Related Benefits
Fair value of plan assets, gross	$ 483	$ 118
Investments measured at net asset value using the NAV expedient	1,013	537
Fair value of plan assets	1,496	654	$ 612
Defined Benefit Pension Plans | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	9
Defined Benefit Pension Plans | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	158	18
Defined Benefit Pension Plans | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	32
Defined Benefit Pension Plans | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	255	91
Defined Benefit Pension Plans | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	14	1
Defined Benefit Pension Plans | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	15
Defined Benefit Pension Plans | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross		7
Defined Benefit Pension Plans | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	26	8
Fair value of plan assets	26	8
Defined Benefit Pension Plans | Level 1 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	9
Defined Benefit Pension Plans | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	14	1
Defined Benefit Pension Plans | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	3
Defined Benefit Pension Plans | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross		7
Defined Benefit Pension Plans | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	457	110
Fair value of plan assets	457	110
Defined Benefit Pension Plans | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	158	18
Defined Benefit Pension Plans | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	32
Defined Benefit Pension Plans | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	255	91
Defined Benefit Pension Plans | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	12
Nonpension Postretirement Plans
Retirement-Related Benefits
Fair value of plan assets		13	$ 12
Nonpension Postretirement Plans | Level 2 | Government and Corporate Bonds
Retirement-Related Benefits
Fair value of plan assets	$ 0	$ 13